Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs, Advances for Vessels Acquisitions and Other Costs (Details) $ in Thousands	Aug. 31, 2018 USD ($) Vessel	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Vessels, Net [Abstract]
Advances for vessels acquisitions and other costs		$ 2,870	$ 0
Capesize Vessel [Member]
Vessels, Net [Abstract]
Number of vessels to be acquired | Vessel	1
Gross purchase price of vessel	$ 28,700
Advances for vessels acquisitions and other costs		$ 2,870